CORPORATE AND SUBSIDIARY BORROWINGS - Schedule of Corporate Borrowings and Subsidiary Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Corporate borrowings
Line of Credit Facility [Line Items]
Total	$ 1,615	$ 1,706
Unamortized discount and issuance costs	0	0
Less than 1 year	1,110	1,276
1 - 2 years	0	0
2 -3 years	0	0
3 - 4 years	0	0
4 - 5 years	505	430
More than 5 years	0	0
Subsidiary borrowings
Line of Credit Facility [Line Items]
Total	2,846	1,863
Unamortized discount and issuance costs	(62)	(46)
Less than 1 year	0	0
1 - 2 years	0	0
2 -3 years	1,900	0
3 - 4 years	0	1,000
4 - 5 years	0	0
More than 5 years	$ 1,008	$ 909